Basic and Diluted Net Loss per Share -Earnings Per Share Computation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss)	$ (3,114,860)	$ (6,177,438)	$ 376,116
Less: cumulative undeclared dividends on convertible redeemable preferred shares	(6,714,852)	(9,961,473)	(9,961,473)
Less: accretion on convertible redeemable preferred shares to redemption value	(193,465,743)	(50,714,953)	(33,234,811)
Net loss attributable to Agora, Inc.’s ordinary shareholders	$ (203,295,455)	$ (66,853,864)	$ (42,820,168)
Denominator:
Weighted average number of ordinary shares—basic and diluted (in shares)	268,849,967	115,716,392	109,141,311
Net loss per share attributable to Agora, Inc.’s ordinary shareholders—basic and diluted (in dollars per share)	$ (0.76)	$ (0.58)	$ (0.39)